UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2006

Check here if Amendment |_|; Amendment Number:

This Amendment (Check only one.): |_| is a restatement.
                                  |_| adds new holdings entries.
Institutional Investment Manager Filing this Report:

                        Name:                  W.P. Stewart & Co., Ltd.
                        Address:               Trinity Hall
                                               43 Cedar Avenue, P.O. Box HM 2905
                                               Hamilton, Bermuda HM LX
                        Form 13F File Number:  28-1432

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Michael W. Stamm
Title:   General Counsel & Assistant Secretary
Phone:   212-750-8585

Signature,                     Place,                and Date of Signing:


/s/ Michael W. Stamm           New York, NY          15 August 2006
--------------------           ------------          -----------------

Report Type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manger are reported in this report and a portion are reported by other reporting manager(s).)


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

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                             0
                                           ---------------------
Form 13F Information Table Entry Total:                       32
                                           ---------------------
Form 13F Information Table Value Total:                8,242,830
                                           ---------------------
                                                (thousands)
List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.


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

FORM 13-F   NAME OF REPORTING MANAGER: WPSB

                                   TITLE                   VALUE     SHARES/   SH/ PUT/ INVSTMT   OTHER       VOTING AUTHORITY
        NAME OF ISSUER            OF CLASS       CUSIP    (x$1000)   PRN AMT   PRN CALL DSCRETN  MANAGERS   SOLE    SHARED   NONE
----------------------------      --------       -----    --------  ---------  --- ---- -------  --------  ------  -------- ------
AMAZON.COM INC                  COMMON STOCK   023135106   450212    11639393  SH       SOLE              11639393
AMERICAN EXPRESS COMPANY        COMMON STOCK   025816109   562766    10574326  SH       SOLE              10574326
AMGEN CORP                      COMMON STOCK   031162100   602744     9240283  SH       SOLE               9240283
APPLE COMPUTER INC              COMMON STOCK   037833100      217        3800  SH       SOLE                  3800
CARNIVAL CORP                   COMMON STOCK   143658300   335131     8029005  SH       SOLE               8029005
WALT DISNEY CO HOLDING CO       COMMON STOCK   254687106   647319    21577312  SH       SOLE              21577312
EBAY INC                        COMMON STOCK   278642103   421948    14405878  SH       SOLE              14405878
ELECTRONIC ARTS                 COMMON STOCK   285512109      762       17700  SH       SOLE                 17700
GENERAL ELECTRIC CO             COMMON STOCK   369604103   524751    15920841  SH       SOLE              15920841
HSBC HOLDINGS PLC               COMMON STOCK   404280406     4772       54009  SH       SOLE                 54009
HOME DEPOT INC                  COMMON STOCK   437076102    54377     1519344  SH       SOLE               1519344
INFOSYS TECHNOLOGIES LTD        COMMON STOCK   456788108     4951       64800  SH       SOLE                 64800
JOHNSON & JOHNSON               COMMON STOCK   478160104    71317     1190207  SH       SOLE               1190207
KELLOGG CO                      COMMON STOCK   487836108   495321    10227570  SH       SOLE              10227570
MARRIOTT INTERNATIONAL INC NEW  COMMON STOCK   571903202   344527     9037947  SH       SOLE               9037947
MEDTRONIC INC                   COMMON STOCK   585055106    26284      560180  SH       SOLE                560180
MICROSOFT CORP                  COMMON STOCK   594918104    88283     3788961  SH       SOLE               3788961
NAVTEQ CORP                     COMMON STOCK   63936L100    29585      662150  SH       SOLE                662150
PAYCHEX INC                     COMMON STOCK   704326107     4284      109900  SH       SOLE                109900
PEPSICO INC                     COMMON STOCK   713448108   479016     7978277  SH       SOLE               7978277
PROCTER & GAMBLE CO             COMMON STOCK   742718109   510412     9180071  SH       SOLE               9180071
QUALCOMM INC                    COMMON STOCK   747525103   456819    11400519  SH       SOLE              11400519
CHARLES SCHWAB CORP NEW         COMMON STOCK   808513105   381423    23868761  SH       SOLE              23868761
STARBUCKS CORP                  COMMON STOCK   855244109      226        5980  SH       SOLE                  5980
TARGET CORP                     COMMON STOCK   87612E106   625635    12802021  SH       SOLE              12802021
TIME WARNER INC                 COMMON STOCK   887317105   434427    25111408  SH       SOLE              25111408
WALGREEN CO                     COMMON STOCK   931422109    42938      957592  SH       SOLE                957592
WHOLE FOODS MARKET INC          COMMON STOCK   966837106     1041       16110  SH       SOLE                 16110
WILLIAMS SONOMA INC             COMMON STOCK   969904101   277354     8145493  SH       SOLE               8145493
WM WRIGLEY JR CO                COMMON STOCK   982526105   128488     2832636  SH       SOLE               2832636
WYETH                           COMMON STOCK   983024100   235501     5302885  SH       SOLE               5302885

                                                          8242830                       No. of Other  0